Investment properties (Details) - BRL (R$)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of investment property [text block] [Abstract]
Fair value of investment property	R$ 3,518,952	R$ 1,872,701
Cost value of investment property	R$ 952,109	R$ 822,304
Total investment properties	67.00%